ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
(the “Trust”)

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond Fund
 (together, the “Funds”)

Supplement dated October 15, 2024
 to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated May 1, 2024

This supplement updates certain information contained in the summary prospectus, prospectus, and SAI and should be attached to the summary prospectus, prospectus, and SAI and retained for future reference.

The following changes are made to the Funds’ Summary Prospectus, Prospectus and SAI, as applicable:
Effective October 1, 2024:
Brian Day, Michael Plage, and Stacie Ware are added as portfolio managers of the Funds.
Mr. Day is a portfolio manager of the Fixed-Income division. Since joining Fidelity Investments in 2012, Mr. Day has worked as a trader, a research associate, and a portfolio manager. As of August 31, 2024, Mr. Day did not hold shares of the Funds.
Mr. Plage is a portfolio manager of the Fixed-Income division. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a fixed income trader and a portfolio manager. Prior to joining Fidelity, Mr. Plage was a trader at Travelers Insurance. As of August 31, 2024, Mr. Plage did not hold shares of the Funds.
Ms. Ware is a portfolio manager of the Fixed-Income division. Since joining Fidelity Investments in 2018, Ms. Ware has worked as a quantitative analyst and a portfolio manager. Prior to joining Fidelity, Ms. Ware was a senior fixed income quantitative analyst at State Street Global Advisors. As of August 31, 2024, Ms. Ware did not hold shares of the Funds.
The following is added under the section Other Managed Accounts in the SAI (as of August 31, 2024):
Portfolio Manager	Other Registered Investment Company Accounts/Assets Under Management	Other Pooled Investment Vehicles/Assets Under Management	Other Accounts/Assets Under Management
Brian Day	N/A	N/A	N/A
Michael Plage	13/ $87,783 million	12/ $11,244 million	20/ $12,034 million
Stacie Ware	N/A	N/A	N/A

AZL-001-0524